UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2015

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

U.S. Government Obligations 20.17%
Consumer Discretionary 9.54%
Consumer Staples 12.39%
Energy 4.13%
Financial Services 9.65%
Health Care 13.49%
Industrial Goods 4.55%
Options 3.94%
Technology 4.76%
Telecommunications 0.89%
Utilities 3.89%
Money Market Fund 12.60%

Refer to the Schedule of Investments for category classifications.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 63.29%

Consumer Discretionary - 9.54%
4,300	AutoZone, Inc. *	$ 3,112,469
65,100	Jarden Corp. *	3,182,088
176,800	J. C. Penney Co., Inc. *	1,642,472
31,350	Target Corp.	2,465,991
		10,403,020
Consumer Staples - 12.39%
16,900	Altria Group, Inc.	919,360
86,400	ConAgra Foods, Inc.	3,500,064
30,380	CVS Health Corp.	2,931,062
51,800	General Mills, Inc.	2,907,534
90,300	The Kroger Co.	3,257,121
		13,515,141
Energy - 4.13%
21,210	Chevron Corp.	1,673,045
21,100	Exxon Mobil Corp.	1,568,785
35,800	Halliburton Co.	1,265,530
		4,507,360
Financial Services - 9.66%
34,040	Allstate Corp.	1,982,490
33,730	Aon Corp. (United Kingdom)	2,988,815
23,620	Travelers Companies, Inc.	2,350,899
78,160	US Bancorp, Inc.	3,205,342
		10,527,546
Health Care - 13.49%
8,550	Amgen, Inc.	1,182,636
14,900	Gilead Sciences, Inc.	1,463,031
29,300	Johnson & Johnson	2,735,155
51,600	Mylan, Inc. (United Kingdom) *	2,077,416
109,154	Pfizer, Inc.	3,428,527
32,930	UnitedHealth Group, Inc.	3,820,209
		14,706,974
Industrial Goods - 4.55%
14,220	3M Co.	2,015,969
31,120	Honeywell International, Inc.	2,946,753
		4,962,722
Technology - 4.76%
8,100	International Business Machines Corp.	1,174,257
38,700	Microsoft Corp.	1,712,862
63,740	Oracle Corp.	2,302,289
		5,189,408

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Telecommunications - 0.88%
29,450	AT&T, Inc.	959,481

Utilities - 3.89%
33,510	American Electric Power Co, Inc.	1,905,378
52,300	Southern Co.	2,337,810
		4,243,188

TOTAL FOR COMMON STOCKS (Cost $40,183,042) - 63.29%		69,014,840

PUT OPTIONS PURCHASED - 3.94% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF Trust Fund
600,000	11/20/2015 Put @ $190.00	3,174,000

	SPDR S&P 500 ETF Trust Fund
300,000	11/20/2015 Put @ $185.00	1,125,000

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $4,321,808) - 3.94%		4,299,000

U.S. GOVERNMENT OBLIGATIONS - 20.18%
22,000,000	U.S. Government Treasury Bill, 11/19/2015, 0.07%	22,000,440

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $21,997,907) - 20.18%		22,000,440

MONEY MARKET FUND - 12.60%
13,744,206	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% **	13,744,206

TOTAL FOR MONEY MARKET FUND (Cost $13,744,206) - 12.60%		13,744,206

TOTAL INVESTMENTS (Cost $80,246,963) - 100.01%		109,058,486

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.01)%		(11,894)

NET ASSETS - 100.00%		$ 109,046,592

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $80,246,963)	$ 109,058,486
Cash	3,753
Receivables:
Shareholder Subscriptions	26,280
Portfolio Securities Sold	555,314
Dividends and Interest	63,776
Total Assets	109,707,609
Liabilities:
Shareholder Redemptions	7,093
Portfolio Securities Purchased	552,429
Due to Advisor	81,736
Administrative Fees	9,579
Distribution Fees	10,180
Total Liabilities	661,017
Net Assets	$ 109,046,592

Net Assets Consist of:
Paid In Capital	$ 97,574,472
Accumulated Undistributed Net Investment Income	355,192
Accumulated Realized Loss on Investments	(17,694,595)
Unrealized Appreciation in Value of Investments	28,811,523
Net Assets, for 8,905,757 Shares Outstanding	$ 109,046,592

Class I Shares:
Net Assets	$ 61,764,066
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	4,987,768
Net asset value, offering price, and redemption price per share	$ 12.38

Class N Shares:
Net Assets	$ 45,874,331
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	3,803,931
Net asset value, offering price, and redemption price per share	$ 12.06

Class R Shares:
Net Assets	$ 1,408,195
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	114,058
Net asset value, offering price, and redemption price per share	$ 12.35

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Investment Income:
Dividends	$ 901,758
Interest	13,730
Total Investment Income	915,488

Expenses:
Advisory Fees	519,891
Distribution (12b-1) Fees	62,222
Administration Fees	60,826
Total Expenses	642,939

Net Investment Income	272,549

Realized and Unrealized Gain on Investments and Options:
Realized Gain on:
Investments	8,218,480
Options	1,248,170
9,466,650
Net Change in Unrealized Depreciation on:
Investments	(14,191,906)
Options	(55,961)
(14,247,867)

Net Realized and Unrealized Loss on Investments and Options	(4,781,217)

Net Decrease in Net Assets Resulting from Operations	$ (4,508,668)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2015	3/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 272,549	$ 680,705
Net Realized Gain on Investments and Options	9,466,650	3,415,565
Unrealized Depreciation on Investments and Options	(14,247,867)	(2,509,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,508,668)	1,586,573

Distributions to Shareholders:
Net Investment Income:
Class I Shares	-	(374,088)
Class N Shares	-	(374,093)
Class R Shares	-	(3,831)
Total Distributions Paid to Shareholders	-	(752,012)

Capital Share Transactions	(15,302,977)	(7,173,420)

Total Decrease	(19,811,645)	(6,338,859)

Net Assets:
Beginning of Period	128,858,237	135,197,096

End of Period (Including Undistributed Net Investment Income of $355,192 and $82,643, respectively)	$109,046,592	$128,858,237

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2015	Years Ended
		3/31/ 2015	3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011

Net Asset Value, at Beginning of Period	$ 12.86	$ 12.77	$12.33	$12.42	$ 12.60	$ 12.00

Income From Investment Operations:
Net Investment Income *	0.04	0.08	0.11	0.13	0.13	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.52)	0.07	0.45	(0.07)	(0.26)	0.50
Total from Investment Operations	(0.48)	0.15	0.56	0.06	(0.13)	0.65

Distributions:
Net Investment Income	-	(0.06)	(0.12)	(0.15)	(0.05)	(0.05)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.06)	(0.12)	(0.15)	(0.05)	(0.05)

Net Asset Value, at End of Period	$ 12.38	$ 12.86	$12.77	$12.33	$ 12.42	$ 12.60

Total Return **	(3.73)% (b)	1.16%	4.56%	0.56%	(1.02)%	5.44%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 61,764	$77,464	$33,952	$29,750	$45,411	$ 8,372
Ratio of Expenses to Average Net Assets	0.99% (a)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	0.58% (a)	0.63%	0.89%	1.10%	1.08%	1.20%
Portfolio Turnover	1.32% (b)	13.72%	6.91%	2.84%	35.30%	28.99%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2015	Years Ended
		3/31/ 2015	3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011

Net Asset Value, at Beginning of Period	$ 12.54	$ 12.50	$12.08	$ 12.16	$ 12.41	$ 11.89

Income From Investment Operations:
Net Investment Income *	0.02	0.05	0.08	0.10	0.10	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.50)	0.07	0.43	(0.05)	(0.28)	0.50
Total from Investment Operations	(0.48)	0.12	0.51	0.05	(0.18)	0.61

Distributions:
Net Investment Income	-	(0.08)	(0.09)	(0.13)	(0.07)	(0.09)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.08)	(0.09)	(0.13)	(0.07)	(0.09)

Net Asset Value, at End of Period	$ 12.06	$ 12.54	$12.50	$ 12.08	$ 12.16	$ 12.41

Total Return **	(3.83)% (b)	0.96%	4.25%	0.45%	(1.45)%	5.15%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 45,874	$49,709	$99,266	$116,935	$190,031	$139,012
Ratio of Expenses to Average Net Assets	1.25% (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.31% (a)	0.36%	0.63%	0.83%	0.79%	0.91%
Portfolio Turnover	1.32% (b)	13.72%	6.91%	2.84%	35.30%	28.99%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2015	Years Ended				Period Ended
		3/31/ 2015	3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011*

Net Asset Value, at Beginning of Period	$ 12.85	$ 12.80	$12.37	$12.35	$ 12.51	$ 12.18

Income From Investment Operations:
Net Investment Income **	0.00 (c)	0.01	0.05	0.07	0.07	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.50)	0.07	0.44	0.02	(0.21)	0.29
Total from Investment Operations	(0.50)	0.08	0.49	0.09	(0.14)	0.33

Distributions:
Net Investment Income	-	(0.03)	(0.06)	(0.07)	(0.02)	-
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.03)	(0.06)	(0.07)	(0.02)	-

Net Asset Value, at End of Period	$ 12.35	$ 12.85	$12.80	$12.37	$ 12.35	$ 12.51

Total Return ***	(3.89)% (b)	0.60%	3.98%	0.77%	(1.12)%	2.71% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,408	$ 1,686	$1,979	$2,459	$ 2,229	$ 329
Ratio of Expenses to Average Net Assets	1.50% (a)	1.50%	1.50%	1.50%	1.50%	1.45% (a)
Ratio of Net Investment Income to Average Net Assets	0.07% (a)	0.12%	0.37%	0.59%	0.55%	1.14% (a)
Portfolio Turnover	1.32% (b)	13.72%	6.91%	2.84%	35.30%	28.99% (b)

* For the Period December 29, 2010 (commencement of investment operations) through March 31, 2011.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 5, 2009, Class N shares September 10, 1999 and Class R shares December 29, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts,

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills with a maturity of 60 days or less are valued using amortized cost and included in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other then closing price.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2015:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 69,014,840	$ -	$ -	$ 69,014,840
Put Options Purchased	-	4,299,000	-	4,299,000
U.S. Government Obligations	22,000,440	-	-	22,000,440
Short-Term Investment	13,744,206	-	-	13,744,206
	$ 104,759,486	$ 4,299,000	$ -	$ 109,058,486

The Fund did not hold any Level 3 assets during the six months ended September 30, 2015. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor receives a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2015, the Advisor earned a

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

management fee of $305,212 for Class I, $207,849 for Class N, and $6,830 for Class R. The Fund owes the Advisor $81,736 for management fees as of September 30, 2015.

The Fund pays the Advisor a administration fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N and Class R.  For the six months ended September 30, 2015, the Advisor earned a fee of $34,293 for Class I, $25,689 for Class N and $844 for Class R.  The Fund owes the Advisor $9,579 at September 30, 2015 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2015, the Fund accrued $58,385 for Class N and $3,837 for Class R. The Fund owes the Advisor $10,180 at September 30, 2015 for distribution fees.

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, aggregated $1,110,213 and $19,695,430, respectively. Purchases and sales of U.S. Government Securities aggregated $21,992,428 and $27,999,987, respectively. Purchases and sales of options aggregated $32,598,458 and $31,475,667, respectively. Purchases and sales of options written aggregated $0 and $0, respectively.

6.) OPTION TRANSACTIONS

Transactions in put options purchased during the six months ended September 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2015	10,000	$ 1,950,847
Options purchased	77,000	32,598,458
Options exercised	-	-
Options expired	(-)	(-)
Options terminated in closing purchase transaction	(78,000)	(30,227,497)
Options outstanding at September 30, 2015	9,000	$ 4,321,808

As of September 30, 2015, the Fund had put options valued at $4,299,000, included in investments in securities in the Statement of Assets and Liabilities.

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2015 by the Fund are recorded in the following locations in the Statement of Operations:

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

	Location	Realized Gain	Location	Unrealized Depreciation
Put Options Purchased	Realized Gain on Options	$1,248,170	Net Change in Unrealized Depreciation on Options	$(55,961)

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2015, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total par value and paid in capital totaled $97,574,472.  Transactions in capital stock were as follows:

	Six months ended September 30, 2015		Year ended March 31, 2015
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold (a)	217,130	$ 2,750,950	4,939,618	$ 62,723,254
Shares issued in reinvestment of dividends	-	-	23,579	306,993
Shares redeemed	(1,254,414)	(15,878,972)	(1,597,469)	(20,442,910)
Net increase (decrease)	(1,037,011)	$(13,128,022)	3,365,728	$ 42,587,337

	Six months ended September 30, 2015		Year ended March 31, 2015
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	459,182	$ 5,659,819	1,782,840	$ 22,140,292
Shares issued in reinvestment of dividends	-	-	28,753	365,455
Shares redeemed (a)	(620,122)	(7,619,690)	(5,786,163)	(71,966,583)
Net decrease	(160,940)	$ (1,959,871)	(3,974,570)	$ (49,460,836)

	Six months ended September 30, 2015		Year ended March 31, 2015
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	4,894	$ 61,695	24,675	$ 315,160
Shares issued in reinvestment of dividends	-	-	294	3,831
Shares redeemed	(22,001)	(276,779)	(48,477)	(618,912)
Net decrease	(17,107)	$ (215,084)	(23,508)	$ (299,921)

(a) During the year ended March 31, 2015, shareholders of Class N shares exchanged their shares to Class I shares in the amount of $41,372,807.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2015 the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Unrealized appreciation

$42,953,064

Undistributed ordinary income

         82,643

Capital loss carryforwards +:

Expiring 3/31/18

     (731,668)

Expiring 3/31/19

     (932,573)

Indefinite

(25,390,678)

Total distributable earnings

$15,980,788

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales.

+The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

As of March 31, 2015 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities (not including options) were as follows:

Gross unrealized appreciation on investment securities	$ 43,757,548
Gross unrealized depreciation on investment securities	(804,484)
Net unrealized appreciation on investment securities	$ 42,953,064

Tax cost of investment securities, including short-term investments *	$ 85,901,822

*The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2015, and the years ended March 31, 2015 is as follows:

Ordinary income:	September 30, 2015	March 31,2014
Class I Shares	$ -	$ 374,088
Class N Shares	-	374,093
Class R Shares	-	3,831
Total		$ 752,012

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

On December 30, 2014 distributions of $0.06, $0.08, and $0.03 per share were paid to Class I shareholders, Class N shareholders, and Class R shareholders, respectively, aggregating $752,012 paid to shareholders of record on the same date, from net investment income.

No distributions were paid during the six months ended September 30, 2015 for any share classes of the Fund.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2015, UBS Financial Services, Inc., for the benefit of others, in aggregate, owned approximately 38% of the Fund and may be deemed to control the Fund.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The Forester Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 through September 30, 2015

Actual	$1,000.00	$962.67	$4.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 through September 30, 2015

Actual	$1,000.00	$961.72	$6.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class R

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 through September 30, 2015

Actual	$1,000.00	$961.09	$7.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 55	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 57	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 56	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 56	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the year ended September 30, 2015, by the Advisor.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2015

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

Consumer Discretionary
4.09%
Consumer Staples
15.00%
Energy
2.67%
Financial Services
8.67%
Health Care
9.58%
Industrial Goods
2.65%
Technology
2.85%
Telecommunications
6.08%
Utilities
3.06%
Options
1.12%
U.S. Government
Obligations
37.88%
Money Market Fund
6.35%

Refer to the Schedule of Investments for category classifications.

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 54.61%

Consumer Discretionary - 4.09%
4,700	Cie Generale Des Eablissements Michelin ADR	$ 85,305
9,570	Publicis Groupe SA ADR	163,264
		248,569
Consumer Staples - 14.99%
1,835	Diageo Plc. (United Kingdom)	197,795
2,760	Imperial Tobacco Group Plc. (United Kingdom)	285,660
7,300	Svenska Cellulosa AB ADR	204,400
5,460	Unilever Plc. ADR	222,659
		910,514
Energy - 2.67%
2,900	Statoil ASA ADR	42,224
1,600	Suncor Energy, Inc. (Canada)	42,752
1,730	Total SA ADR	77,348
		162,324
Financial Services - 8.67%
5,650	AXA Group ADR	137,464
3,180	HSBC Holdings Plc. ADR	120,458
3,440	Prudential Plc. ADR	144,962
3,140	The Toronto-Dominion Bank NY (Canada)	123,779
		526,663
Health Care - 9.57%
1,900	Astrazeneca Plc. ADR	60,458
2,730	GlaxoSmithKline Plc. ADR	104,969
4,690	Sanofi ADR	222,634
3,430	Teva Pharmaceutical Industries Ltd. ADR	193,658
		581,719
Industrial Goods - 2.65%
1,800	Siemens AG ADR *	160,740

Technology - 2.85%
2,670	SAP AG ADR	172,989

Telecommunications - 6.07%
1,400	BT Group Plc. ADR	89,250
7,920	Nippon Telegraph & Telephone Corp. ADR	279,655
		368,905
Utilities - 3.05%
2,660	National Grid Plc. ADR	185,216

TOTAL FOR COMMON STOCKS (Cost $2,845,098) - 54.61%		3,317,639

* Non-income producing security during the period.

ADR- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares

PUT OPTIONS PURCHASED - 1.12% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put		Value
	iShares MSCI EAFE ETF
40,000	11/20/2015 Put @ $57.00	68,000

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $48,300) - 1.12%		68,000

Shares		Value

U.S. GOVERNMENT OBLIGATIONS - 37.85%
2,300,000	U.S. Government Treasury Bill, 11/19/2015, 0.07%	2,300,046

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $2,299,781) - 37.85%		2,300,046

MONEY MARKET FUND - 6.35%
385,838	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% **	385,838

TOTAL FOR MONEY MARKET FUND (Cost $385,838) - 6.35%		385,838

TOTAL INVESTMENTS (Cost $5,579,017) - 99.93%		6,071,523

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.07%		4,429

NET ASSETS - 100.00%		$ 6,075,952

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $5,579,017)	$ 6,071,523
Cash	5,634
Receivables:
Shareholder Subscriptions	28
Dividends and Interest	14,670
Total Assets	6,091,855

Liabilities
Shareholder Redemptions	9,479
Administrative Fees	1,233
Due to Advisor	5,191
Total Liabilities	15,903

Net Assets	$ 6,075,952

Net Assets Consist of:
Paid In Capital	$ 5,754,587
Accumulated Undistributed Net Investment Income	10,272
Accumulated Realized Loss on Investments	(181,413)
Unrealized Appreciation in Value of Investments	492,506
Net Assets, for 453,510 Shares Outstanding (with par value of $0.0001 per share)	$ 6,075,952

Net Asset Value Per Share	$ 13.40

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2015 (UNAUDITED)

Investment Income:
Dividends (net of $6,617 of foreign tax withheld)	$ 52,734
Interest	1,494
Total Investment Income	54,228

Expenses:
Advisory Fees	33,847
Administration Fees	11,847
Total Expenses	45,694

Net Investment Income	8,534

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss):
Investments	7,144
Options	(10,701)
(3,557)

Change in Unrealized Appreciation (Depreciation) on:
Investments	(130,138)
Options	19,700
(110,438)

Net Realized and Unrealized Loss on Investments	(113,995)

Net Decrease in Net Assets Resulting from Operations	$ (105,461)

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 9/30/2015	Year Ended 3/31/2015

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 8,534	$ 8,061
Net Realized Gain (Loss) on Investments and Options	(3,557)	14,745
Unrealized Appreciation (Depreciation) on Investments and Options	(110,438)	(157,011)
Net Decrease in Net Assets Resulting from Operations	(105,461)	(134,205)

Distributions to Shareholders:
Net Investment Income	-	(53,193)
Realized Gains	-	(250,306)
Total Distributions Paid to Shareholders	-	(303,499)

Capital Share Transactions	(1,068,636)	44,833

Total Decrease	(1,174,097)	(392,871)

Net Assets:
Beginning of Year	7,250,049	7,642,920

End of Year (Including Undistributed Net Investment Income of $10,272 and $1,738, respectively)
	$ 6,075,952	$7,250,049

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2015	Years Ended
		3/31/ 2015	3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011

Net Asset Value, at Beginning of Period	$ 13.67	$ 14.34	$ 13.32	$12.86	$ 13.17	$ 12.75

Income From Investment Operations:
Net Investment Income *	0.02	0.01	0.08	0.04	0.05	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.29)	(0.18)	1.00	0.46	(0.32)	0.41
Total from Investment Operations	(0.27)	(0.17)	1.08	0.50	(0.27)	0.43

Distributions:
Net Investment Income	-	(0.09)	(0.06)	(0.04)	(0.04)	(0.01)
Realized Gains	-	(0.41)	-	-	-	-
Total from Distributions	-	(0.50)	(0.06)	(0.04)	(0.04)	(0.01)

Net Asset Value, at End of Period	$ 13.40	$ 13.67	$ 14.34	$13.32	$ 12.86	$ 13.17

Total Return **	(1.98)% (b)	(1.13)%	8.15%	3.88%	(2.03)%	3.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,076	$ 7,250	$ 7,643	$14,274	$13,767	$13,361
Ratio of Expenses to Average Net Assets	1.35% (a)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.25% (a)	0.10%	0.62%	0.33%	0.39%	0.18%
Portfolio Turnover	7.51% (b)	9.73%	17.49%	0.00%	55.89%	21.16%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

(1) ORGANIZATION

Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

OPTIONS

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

(3) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. U.S. Treasury Bills with a maturity date of 60 days or less are valued using amortized cost and included in level 1 of the fair value hierarchy.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other then closing price.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2015:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 3,317,639	$ -	$ -	$ 3,317,639
Put Option Purchased	68,000	-	-	68,000
U.S. Government Obligations	2,300,046	-	-	2,300,046
Short-Term Investment	385,838	-	-	385,838
	$ 6,071,523	$ -	$ -	$ 6,071,523

The Fund did not hold any level 2 or level 3 assets during the six months ended September 30, 2015. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

(4) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2015, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund, and pays the salaries and fees of all officers and directors of the Funds (except the fees paid to directors who are not interested persons of the Advisor).   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2015, the Advisor earned $33,847 for Advisory services.  The Fund owed the Advisor $5,191 for advisory fees at September 30, 2015.

ADMINISTRATIVE AGREEMENT

For the six months ended September 30, 2015, Forester Capital Management, Ltd. provided the Fund with administrative services.  As an administrator the Advisor oversee the fund accountant and transfer agent.  For this service the Advisor receives a monthly fee at the annual rate of 0.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2015, the Advisor earned

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

$11,847 for administrative services.  The Fund owed the Advisor $1,233 for administration fees at September 30, 2015.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   For the six months ended September 30, 2015, no such reimbursements were made.

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees and administration fees paid to the Advisor by the Fund.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term investments and US Government Securities, aggregated $266,499 and $262,993, respectively, for the six months ended September 30, 2015. Purchases and sales of U.S. Government Securities aggregated $2,998,967 and $4,399,919, respectively, for the six months ended September 30, 2015.  Purchases and sales options aggregated $90,700 and $31,699, respectively, for the six months ended September 30, 2015.

(6) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2015, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total paid in capital totaled $5,754,587. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	36,691	$ 511,201	233,068	$ 3,358,194
Shares issued in reinvestment of dividends	-	-	22,261	300,750
Shares redeemed	(113,663)	(1,579,837)	(257,974)	(3,614,111)
Net increase (decrease)	(76,972)	$(1,068,636)	(2,645)	$ 44,833

(7) OPTION TRANSACTIONS

Transactions in put options purchased during the six months ended September 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2015	-	$ -
Options purchased	800	90,700
Options exercised	-	-
Options expired	(-)	(-)
Options terminated in closing purchase transaction	(400)	(42,400)
Options outstanding at September 30, 2015	400	$ 48,300

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

As of September 30, 2015, the Fund had put options purchased valued at $68,000, included in investments in securities in the Statement of Assets and Liabilities.

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended September 30, 2015 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation
Put Options Purchased	Realized Loss on Options	$(10,701)	Net Change in Unrealized Appreciation on Options	$19,700

(8) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  As of March 31, 2015 the Fund's most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$ 588,347
Undistributed ordinary income	1,738
Post-October capital loss deferrals	$(163,259)

Total distributable earnings	$ 426,826

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales and post-October losses.

As of March 31, 2015 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investments	$ 698,566
Gross unrealized depreciation on investments	(110,219)
Net unrealized appreciation on investments	$ 588,347

Tax cost of investments, including short-term investments (a)	$ 6,655,918

(a) The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The tax character of distributions paid during the six months ended September 30, 2015, and the year ended March 31, 2015 is as follows:

	September 30, 2015	March 31, 2015
Ordinary income	$ -	$ 53,193
Long-term capital gain	$ -	$ 250,306

No distributions were paid during the six months ended September 30, 2015.

On December 30, 2014 distributions of $0.0880 and $0.4141 per share aggregating $53,193 and $250,306, respectively, were paid to shareholders of record on December 29, 2014, from ordinary income and long-term capital gain, respectively.

(9) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2015, National Financial Service LLC, in aggregate, owned approximately 35% of the Fund on behalf of others, and may be deemed to control the Fund. As of September 30, 2015, Charles Schwab & Co., Inc., in omnibus accounts, in aggregate, owned approximately 31% of the Fund and may be deemed to control the Fund.

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2015	September 30, 2015	April 1, 2015 through September 30, 2015

Actual	$1,000.00	$980.25	$6.70
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 55	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than 5 years.
Stanley Simpson 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 57	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 56	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 56	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2015, from the Advisor.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2015